Earnings Per Share - Computation (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings per share
Net income available to TDS common shareholders used in basic earnings per share	$ 135	$ 153	$ 43
Noncontrolling interest adjustment	(2)	0	0
Net income available to TDS common shareholders in diluted earnings per share	$ 133	$ 153	$ 43
Weighted average number of shares used in basic earnings per share (in shares)	112	111	110
Effects of dilutive securities (in shares)	2	1	1
Weighted average number of shares used in diluted earnings per share (in shares)	114	112	111
Basic earnings per share available to TDS common shareholders (in dollars per share)	$ 1.20	$ 1.39	$ 0.39
Diluted earnings per share available to TDS common shareholders (in dollars per share)	$ 1.17	$ 1.37	$ 0.39
Common Shares
Earnings per share
Weighted average number of shares used in basic earnings per share (in shares)	105	104	103
Series A Common Shares
Earnings per share
Weighted average number of shares used in basic earnings per share (in shares)	7	7	7